Post-employment Benefits - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Futura [member]
Disclosure of defined benefit plans [line items]
Discount rate	9.55%	10.84%
Inflation rate	4.00%	4.50%
Increase in pension plans	4.00%	4.50%
Comgas [member]
Disclosure of defined benefit plans [line items]
Discount rate	9.52%	10.83%
Inflation rate	4.00%	4.50%
Future salary increases	7.12%	7.64%
Increase in pension plans	4.00%	4.50%